FT Vest Nasdaq-100 Dual Directional Buffer ETF - June N-1A Cover	Jun. 09, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 09, 2026
Prospectus Date	Jun. 10, 2026